Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 686	$ 1,315	$ 3,813
Sale of arago intellectual property		900
Financial income	684	36	9
Interest income	174	90	5
Other	85	33	110
Total non-operating income from continuing operations	$ 1,629	$ 2,374	$ 3,937